Inventory (Tables)	12 Months Ended
Dec. 31, 2025
Inventory [Abstract]
Schedule of Inventory	Inventory consisted of the following:
	As of December 31,
	2024	2025
	RMB	RMB	USD

Commodity stocks	237	794	114
Fertilizer	—	1,507	215
	237	2,301	329